Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Dividend Value ETF
Entity Central Index Key	0001870128
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Dividend Value ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Dividend Value ETF
Class Name	Capital Group Dividend Value ETF
Trading Symbol	CGDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Dividend Value ETF (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetica l $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGDV	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 14.91% on a net asset value (NAV) basis and 14.77% on a market price basis for the year ended
May 31, 2025. These results compare with a 13.52% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
U.S. equity markets delivered strong returns, rebounding from early 2025 volatility on the back of a late-stage rally in the technology sector. The financials and consumer discretionary sectors led the gains, supported by shifting interest rates and a pickup in consumer spending. Overall, during the fund's fiscal year the U.S. economy maintained steady growth, despite witnessing a contraction in the first quarter of 2025 amid rising tariff tensions. As inflation moderated, the Federal Reserve implemented three rate cuts in 2024 to stimulate the economy and improve consumer sentiment.
Within the fund, most sectors added positive returns to the overall portfolio, with information technology, industrial and consumer staples companies contributing the most. Likewise, holdings in financials and communication services saw returns above those of the overall portfolio. Consumer discretionary and energy shares were also positive, though below the portfolio’s total return.
In terms of detractors, holdings in the materials, utilities and health care sectors posted negative returns during the period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Dividend Value ETF (at NAV) 2	14.91%	15.04%
S&P 500 Index 3	13.52%	11.89%
Russell 1000 Value Index 3	8.91%	7.48%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and
London
Stock Exchange Group.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,677,000,000
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 40,000,000
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 16,677
Total number of portfolio holdings	53
Total advisory fees paid (in millions)	$ 40
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On July 3, 2025, PricewaterhouseCoopers LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.